Share Based Payments (Tables)	12 Months Ended
Jun. 30, 2026
Share Based Payments [Abstract]
Share Based Payment Arrangements
The Group had the following employee share ownership plans in place as at 30 June 2026:

Plans	Recipients	Outstanding awards
Recurring
Deferred Short-Term Incentive Plan (1)	Executive KMP and eligible employees	FY25, FY26
Employee Share Plan (2)	Eligible employees	FY25, FY26
Long-Term Incentive Plan (3)	Executive KMP and eligible employees	FY25, FY26
Non-recurring
Piedmont Stock Incentive Plan (4)	Eligible employees

(1)
Outstanding awards granted on 28 November 2024 and 21 November 2025 respectively, with vesting subject to service conditions only as annual performance hurdles were assessed at 30 June 2025 and 30 June 2026 respectively.

(2)	Outstanding awards granted on 31 December 2024 and 12 December 2025 respectively, with vesting subject to service conditions only.
(3)	Outstanding awards granted on 28 November 2024 and 21 November 2025 respectively, with vesting subject to performance and service conditions.
(4)	Outstanding awards granted on 29 August 2025, with vesting subject to service conditions only.

Measurement of Fair Values
The inputs used in the measurement of the fair values at grant date were as follows:

Year ended 30 June 2026	Fair value at grant date $	Share price at grant date $	Expected volatility %	Expected life (in years)	Risk-free interest rate %
Recurring
FY25 Deferred STI Awards	3.12	3.12	80	1.92	3.957
FY26 Deferred STI Awards	3.17	3.17	80	1.85	3.689
FY25 Employee Share Awards	2.52	2.52	80	1.00 – 2.00	3.849 – 4.002
FY26 Employee Share Awards	4.56	4.56	80	1.05	3.953
FY25 LTI Awards	2.53	2.53	80	2.76	3.923
FY26 LTI Awards	2.74	3.17	76	2.77	3.747
Non-recurring
Piedmont Replacement Option Awards	0.96 – 1.85	2.55	85	N/A	3.767 – 4.076
Piedmont Replacement Share Awards	2.55	2.55	85	1.34	3.749

Reconciliation of Outstanding Equity Rights
Year ended 30 June 2026	Equity rights at beginning of the year	Granted during the year	Vested during the year	Forfeited / lapsed during the year	Other net changes (1)	Equity rights at end of the year
Recurring
FY24 Deferred STI Awards	3,409,320	–	(22,730)	–	(3,386,590)	–
FY25 Deferred STI Awards	44,645,160	–	(35,281)	(18,419)	(44,347,524)	243,936
FY26 Deferred STI Awards	–	400,166	–	–	–	400,166
FY25 Employee Share Awards	74,314,040	2,160	(217,230)	(2,040,677)	(71,856,006)	202,287
FY26 Employee Share Awards	–	76,417	–	(8,623)	–	67,794
FY25 LTI Awards	95,304,360	–	–	(14,678)	(94,668,994)	620,688
FY26 LTI Awards	–	931,403	–	(6,462)	–	924,941
Non-recurring
FY24 Transitional Management Incentive Awards	49,987,640	–	(333,260)	–	(49,654,380)	–
Piedmont Replacement Share Awards (2)	–	748,826	(693,416)	(9,160)	–	46,250
Total outstanding rights	267,660,520	2,158,972	(1,301,917)	(2,098,019)	(263,913,494)	2,506,062

(1)	On 22 September 2025, the Company consolidated the number of rights on issue on a 150:1 basis, resulting in the conversion of every 150 rights into one right.
(2)
The Piedmont Replacement Share Awards are managed separately to all other awards granted under the Company’s shareholder approved Employee Share and Option Plan. These awards are managed under the terms of the Piedmont Stock Incentive Plan. The Company has been granted a waiver from ASX Listing Rule 6.23.4 to enable these awards to be settled through the allocation of shares in Elevra Lithium Limited. As such, these awards have not been included in the total number of unquoted equity securities disclosed to the ASX.

Reconciliation of Outstanding Options
Year ended 30 June 2026	Equity rights at beginning of the year	Granted during the year	Exercised during the year	Forfeited / lapsed during the year	Other net changes (1)	Equity rights at end of the year
Non-recurring
Equity-Settled Services (2)	2,234,482	–	–	(14,897)	(2,219,585)	–
Piedmont Replacement Option Awards (3)	–	2,153,470	(255,830)	–	–	1,897,640
Non-share based payments
Equity-Settled Transactions (4)	–	413,874,978	–	–	(405,818,300)	8,056,678
Total outstanding options	2,234,482	416,028,448	(255,830)	(14,897)	(408,037,885)	9,954,318

(1)
On 22 September 2025, the Company consolidated the number of options on issue on a 150:1 basis, resulting in the conversion of every 150 options into one option. The exercise price of the options was adjusted in inverse proportion to the consolidation ratio.

(2)
Equity-settled services relate to options granted to Jett Capital Advisors, LLC in respect of corporate advisory services undertaken for the Group. Options were granted on 28 November 2022 and lapsed on 28 November 2025.

(3)
The Piedmont Replacement Option Awards are managed separately to all other awards granted under the Company’s shareholder approved Employee Share and Option Plan. These awards are managed under the Piedmont Stock Incentive Plan. The Company has been granted a waiver from ASX Listing Rule 6.23.4 to enable these awards to be settled through the allocation of shares in Elevra Lithium Limited. As such, these awards have not been included in the total number of unquoted equity securities disclosed to the ASX.

(4)	Equity-settled transactions relate to options granted to Resource Capital Fund VIII L.P. and Waratah Capital Advisors Ltd.